United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4577

                      (Investment Company Act File Number)


                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 3/31/05


                Date of Reporting Period: Quarter ended 12/31/04



Item 1.     Schedule of Investments


Federated Fund For U.S. Government Securities
Portfolio of Investments
December 31, 2004 (unaudited)


   Principal
   Amount                                                                     Value


                     Mortgage Backed Securities--91.6%
                     Federal Home Loan Mortgage Corporation--38.5%
$  86,282,843        4.500%, 1/1/2019 - 7/1/2019                           $  86,162,396
   163,591,648       5.000%, 12/1/2017 - 5/1/2034                             165,094,722
   146,855,539       5.500%, 5/1/2016 - 5/1/2034                              149,708,477
   13,122,016        6.000%, 5/1/2017 - 5/1/2034                              13,644,099
   13,325,088        6.500%, 4/1/2028 - 11/1/2032                             14,028,032
   2,109,209         7.000%, 12/1/2031                                        2,235,108
   5,968,316         7.500%, 9/1/2013 - 9/1/2033                              6,400,835
   981,326           8.000%, 12/1/2029                                        1,059,420
   1,050             11.000%, 12/1/2017                                       1,147
   11,792            11.750%, 1/1/2011                                        13,279
   180               12.500%, 10/1/2012                                       203
   2,255             12.750%, 10/1/2013                                       2,517
   16,681            13.000%, 2/1/2015                                        18,903
   623               13.750%, 1/1/2011                                        710
   49                14.000%, 12/1/2012                                       55
   1,672             14.500%, 10/1/2012                                       1,700
   1,643             14.750%, 8/1/2011                                        1,700
   967               15.500%, 8/1/2011                                        1,126
                     Total                                                    438,374,429
                     Federal National Mortgage Association--45.9%
   38,235,189        4.500%, 11/1/2018 - 12/1/2019                            38,192,334
   120,088,291       5.000%, 5/1/2018 - 8/1/2034                              119,635,328
   117,023,653       5.500%, 12/1/2017 - 12/1/2099                            119,452,228
   157,666,143 1     6.000%, 5/1/2017 - 12/1/2099                             163,448,421
   70,878,698        6.500%, 7/1/2016 - 2/1/2033                              74,465,641
   6,043,714         7.000%, 8/1/2028 - 1/1/2032                              6,416,401
   915,866           7.500%, 10/1/2029 - 10/1/2031                            979,428
   38,431            11.000%, 10/1/2010                                       42,975
   5,029             11.750%, 10/1/2015                                       5,746
   249               12.000%, 1/1/2013                                        281
   7,387             12.750%, 10/1/2010 - 8/1/2014                            8,436
   2,171             13.000%, 8/1/2015                                        2,476
   5,864             15.000%, 10/1/2012                                       6,607
                     Total                                                    522,656,302
                     Government National Mortgage Association--7.2%
   24,280,095        5.000%, 4/15/2034 - 7/15/2034                            24,392,162
   29,079,451        5.500%, 6/20/2034 - 8/20/2034                            29,673,128
   17,776,416        6.500%, 12/15/2031 - 1/15/2032                           18,724,432
   6,169,204         7.500%, 12/15/2023 - 7/15/2030                           6,637,627
   1,189,305         8.250%, 5/15/2030 - 10/15/2030                           1,293,737
   326,579           8.375%, 8/15/2030                                        355,938
   489,190           8.500%, 11/15/2029 - 12/15/2029                          534,093
   465               11.250%, 9/20/2015                                       523
   57,291            11.750%, 7/15/2013                                       65,712
   22,497            13.000%, 9/20/2014                                       25,916
                     Total                                                    81,703,268
                     Other--0.0%
   111,275           Small Business Administration, 2.525%, 6/18/2007         2,671
                     Total Mortgage Backed Securities (identified cost
                     $1,023,097,280)                                          1,042,736,670
                     Adjustable Rate Mortgages--0.9%
                     Federal National Mortgage Association--0.9%
   10,592,547        4.426%, 5/1/2034, ARM
                     (identified cost $10,621,924)                            10,614,049
                     Collateralized Mortgage Obligations--5.3%
                     Federal National Mortgage Association--1.2%
   12,689,164        14.775%, 4/25/2032, REMIC (Series 2002-23 SA)            13,997,544
                     Non-Agency--4.1%
   1,830,926         CHASE Mortgage Finance Corp. 2003-S11, Class 1A1,
                     5.000%, 10/25/2033                                       1,806,611
   9,639,361         CHASE Mortgage Finance Corp. 2003-S14, Class 1A1,
                     5.000%, 1/25/2034                                        9,480,794
   6,843,598         CHASE Mortgage Finance Corp. 2003-S15, Class 1A3,
                     6.000%, 1/25/2034                                        7,009,418
   10,145,326        First Horizon Mortgage Pass-Through Trust 2003-5,
                     Class 1A14, 5.500%, 7/25/2033                            10,134,572
   28,548      2     Lehman Structured Securities Corp. 2001-GE3, Class
                     A, 0.000%, 5/28/2018                                     27,977
   1,246,098   2     Lehman Structured Securities Corp. 2002-GE1, Class
                     A, 0.000%, 7/26/2024                                     1,148,354
   4,621,957         Master Asset Securitization Trust 2003-8, Class
                     1A1, 5.500%, 9/25/2033                                   4,645,621
   20,916,057        Salomon Brothers Mortgage Sec. VII 1999-4, Class
                     IO, 2.360%, 12/25/2027                                   6,484
   13,929,614  2     Structured Asset Securities Corp. 1998-RF4, Class
                     AIO, 6.300%, 8/15/2028                                   2,337,529
   1,136,473         Structured Asset Securities Corp. 2001-8A, Class
                     1A1, 8.000%, 5/25/2031                                   1,151,297
   9,405,808         Wells Fargo Mortgage Backed Securities Trust
                     2003-18, Class A1, 5.500%, 12/25/2033                    9,477,104
                     Total                                                    47,225,761
                     Total Collateralized Mortgage Obligations
                     (identified cost $69,906,930)                            61,223,305
                     Asset-Backed Securities--1.1%
                     Home Equity Loan--0.3%
   279,104           Chase Funding Net Interest Margin, 2003-4A, Class
                     NOTE, 6.750%, 9/27/2036                                  279,022
   64,015            Long Beach Asset Holdings Corp. 2003-2, Class N1,
                     7.627%, 6/25/2033                                        64,006
   563,969           Long Beach Asset Holdings Corp. 2003-3, Class N1,
                     7.260%, 7/25/2033                                        566,147
   93,168            Long Beach Asset Holdings Corp. 2003-4, Class N1,
                     6.535%, 8/25/2033                                        93,312
   2,282,521         Mellon Bank Home Equity Installment Loan 1999-1,
                     Class B, 6.950%, 3/25/2015                               2,314,180
                     Total                                                    3,316,667
                     Manufactured Housing--0.8%
   13,000,000        Green Tree Financial Corp. 1993-4, Class B2,
                     8.550%, 1/15/2019                                        8,942,570
                     Total Asset-Backed Securities (identified cost
                     $16,411,009)                                             12,259,237
                     Repurchase Agreements--3.8%
   14,853,000        Interest in $2,000,000,000 joint repurchase
                     agreement with UBS Securities LLC, 2.28%, dated
                     12/31/2004 to be repurchased at $14,855,822 on
                     1/3/2005, collateralized by U.S. Government Agency
                     Obligations with various maturities to 9/25/2034,
                     collateral market value $2,060,003,250                   14,853,000
   28,000,000  3,4   Interest in $81,500,000 joint repurchase agreement
                     with UBS Securities LLC, 2.30%, dated 12/13/2004
                     to be repurchased at $28,055,456 on 1/13/2005,
                     collateralized by U.S. Government Agency
                     Obligations with various maturities to 6/25/2033,
                     collateral market value $83,947,934                      28,000,000
                     Total Repurchase Agreements (at amortized cost)          42,853,000
                     Total Investments--102.7%
                     (identified cost $1,162,890,143)5                        1,169,686,261
                     Other assets and liabilities--net--(2.7)%                  (31,067,527)
                     Total Net assets--100%
                                                                           $  1,138,618,734


1 All or portion of these securities are subject to a dollar roll transactions. Information regarding dollar roll transactions for the Fund for the quarter ended December 31, 2004, was as follows:

       ----------------------------------------------------------------------
       Maximum amount outstanding during the                  $44,719,552
       period
       ----------------------------------------------------------------------
       ----------------------------------------------------------------------
       Average amount outstanding during the                  $31,190,290
       period1
       ----------------------------------------------------------------------
       ----------------------------------------------------------------------
       Average shares outstanding during the                  147,778,191
       period
       ----------------------------------------------------------------------
       ----------------------------------------------------------------------
       Average debt per shares outstanding                       0.21
       during the period
       ----------------------------------------------------------------------
       ----------------------------------------------------------------------

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended December 31, 2004.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2004, these securities amounted to $3,513,860 which represents 0.3% of total net assets.

     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at December 31, 2004 is as follows

       Security
                                  Acquisition Date
                                  Acquisition Cost
 ---------------------------------------------------------------------

 Lehman Structured Securities Corp. 2001-GE3,
 Class A, 0.000%, 5/28/2018
                   8/15/2001
                    58,135

 Lehman Structured Securities Corp. 2002-GE1,
 Class A, 0.000%, 7/26/2024
                   1/29/2002
                   1,477,242

 Structured Asset Securities Corp. 1998-RF4,
 Class AIO, 6.300%, 8/15/2028
                  12/15/1999
                   9,858,083


 ---------------------------------------------------------------------

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4    Security held as collateral for dollar roll transactions.

5 The cost of investments for federal tax purposes amounts to $1,169,485,706. The net unrealized appreciation of investments for federal tax purposes was $201,072. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,515,736 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,314,664.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2004.

Investment Valuation

U.S. government securities and other fixed-income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees ( the "Trustees").

The following acronym is used throughout this portfolio:

REMIC -- Real Estate Mortgage Investment Conduit


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        February 25, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        February 22, 2005